Share-based payments - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended			125 Months Ended
	Feb. 28, 2025 shares	Dec. 31, 2025 USD ($) period $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefits | $		$ 211	$ 118	$ 123
Weighted average fair value of stock options granted (in dollars per share) | $ / shares		$ 37.50	$ 30.11	$ 32.89
ESPP (employee contributions and value of discount from market price)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible contribution of regularly compensation		15.00%
Percentage of discount from market value		10.00%
Number of consecutive offering periods | period		2
Offering period		6 months
Granted (in shares)		13,022	16,762
2020 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					3,000,000
Number of additional shares authorized (in shares)	5,000,000
Vested and exercisable at end of year (in shares)		0	0
2020 Omnibus Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)					1
Expiration period					10 years
EDIP | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Granted (in shares)		135,000	105,000	199,000
ELTIP | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
ELTIP | Performance vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years